SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE (Details) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	292,000,000	292,000,000	292,000,000
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	292,000,000	292,000,000	292,000,000